Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 107,428	$ 16,464	¥ 94,952	¥ 93,882
Interest received	1,309	201	1,551	1,688
Interest paid	(1,832)	(281)	(2,521)	(2,457)
Income tax paid	(1,354)	(208)	(304)	(726)
Net cash inflow from operating activities	105,551	16,176	93,678	92,387
Cash flows from investing activities
Purchase of property, plant and equipment and right-of-use assets	(53,981)	(8,273)	(56,187)	(52,176)
Purchase of other assets	(4,675)	(716)	(4,355)	(4,590)
Proceeds from disposal of property, plant and equipment and other assets	1,647	252	1,512	1,090
Acquisition of financial assets measured at FVPL	(5,751)	(881)	(423)	(585)
Proceeds from disposal of financial assets measured at FVPL	4,268	654	531	36
Acquisition of debt securities measured at FVOCI (recycling)	(42,650)	(6,536)
Proceeds from disposal of debt securities measured at FVOCI (recycling)	19,511	2,990
Acquisition of other financial assets measured at amortized cost	(9,050)	(1,387)
Proceeds from disposal of other financial assets measured at amortized cost	9,050	1,387
Dividend received from financial assets measured at FVOCI (non-recycling)	210	32	205	203
Acquisition of interest in associates	(1,349)	(207)	(15)	(67)
Acquisition of interest in joint ventures	(117)	(18)	(137)	(1,000)
Proceeds from disposal of associates and a joint venture	19	3
Dividends received from associates	546	84	82	20
Decrease/(Increase) in short-term bank deposits and restricted deposits	(6,900)	(1,057)	34	3,094
Lending by Unicom Group Finance Company Limited ("Finance Company") to a related party	(16,500)	(2,529)	(11,434)	(13,558)
Repayment of loans from related parties to Finance Company	13,704	2,100	11,134	6,354
Net cash outflow from investing activities	(92,018)	(14,102)	(59,053)	(61,179)
Cash flows from financing activities
Capital contributions from non-controlling interests	66	10	508	7
Proceeds from short-term bank loans	2,740	420	28,784	53,306
Proceeds from commercial papers	8,000	1,226	8,995
Proceeds from promissory notes			992
Proceeds from corporate bonds			2,000
Loans from related parties			50	3,090
Repayment of short-term bank loans	(7,564)	(1,159)	(38,290)	(60,730)
Repayment of long-term bank loans	(395)	(61)	(418)	(435)
Repayment of commercial papers	(10,000)	(1,533)		(9,000)
Repayment of related party loans	(50)	(8)	(48)	(475)
Repayment of ultimate holding company loan				(1,344)
Repayment of promissory notes				(18,000)
Repayment of corporate bonds			(17,000)
Repayment of finance lease				(493)
Capital element of lease rentals paid	(11,696)	(1,791)	(11,123)
Payment of issuing expense for commercial papers	(7)	(1)
Dividends paid to equity shareholders of the Company	(5,447)	(835)	(4,100)	(1,591)
Payment of issuing expense for promissory notes				(67)
Net deposits with Finance Company by related parties	283	43	236	2,354
Increase in statutory reserve deposits placed by Finance Company	(1,140)	(175)	(351)	(680)
Net cash outflow from financing activities	(25,210)	(3,864)	(29,765)	(34,058)
Net (decrease)/increase in cash and cash equivalents	(11,677)	(1,790)	4,860	(2,850)
Cash and cash equivalents at beginning of year	34,945	5,356	30,060	32,836
Effect of changes in foreign exchange rate	(183)	(28)	25	74
Cash and cash equivalents at end of year	23,085	3,538	34,945	30,060
Analysis of the balances of cash and cash equivalents:
Cash balances	1		1	1
Bank balances	23,084	3,538	34,944	30,059
Cash and cash equivalents at end of year	23,085	3,538	34,945	30,060
Income before income tax	16,027	2,456	14,167	13,081
Adjustments for:
Depreciation and amortization	83,017	12,723	83,080	75,777
Interest income	(1,366)	(209)	(1,272)	(1,712)
Finance costs	1,564	240	1,991	1,676
Loss on disposal of property, plant and equipment	2,365	364	2,179	4,148
Credit loss allowance and write-down of inventories	5,584	856	3,663	3,846
Dividend from financial assets measured at FVOCI (non-recycling)	(210)	(32)	(205)	(203)
Gains on disposal of financial assets measured at FVPL	(87)	(13)	(24)	(36)
Investment income from debt securities measured at FVOCI (recycling)	(174)	(27)
Fair value gains on financial assets measured at FVPL	(154)	(24)	(96)	(31)
Share of net profit of associates	(1,588)	(243)	(1,359)	(2,477)
Share of net profit of joint ventures	(787)	(121)	(646)	(598)
Expenses for restricted shares of A Share Company granted to the Group's employees	375	57	571	614
Changes in working capital:
Increase in accounts receivable	(4,151)	(636)	(5,928)	(4,887)
Decrease/(Increase) in contract assets	1,125	172	(122)	1,150
Increase in contract costs	(1,371)	(210)	(2,188)	(3,001)
(Increase)/Decrease in inventories and consumables	59	9	(335)	(385)
(Increase)/Decrease in restricted deposits	(233)	(36)	321	(581)
Decrease/(Increase) in other assets	(1,694)	(260)	(796)	1,584
Decrease/(Increase) in prepayments and other current assets	(4,178)	(640)	(1,876)	60
Increase in amounts due from ultimate holding company	(36)	(6)	(7)	(20)
Decrease/(Increase) in amounts due from related parties	(5)	(1)	745	2,339
Decrease/(Increase) in amounts due from domestic carriers	(217)	(33)	364	871
Increase in accounts payable and accrued liabilities	8,210	1,258	2,386	6,591
Increase in taxes payable	1,271	195	623	33
Increase in advances from customers	29	4	2	45
(Decrease)/Increase in contract liabilities	1,993	305	(2,002)	(4,322)
Increase in deferred revenue	1,076	165	1,164	1,474
Increase/(Decrease) in other obligations	(198)	(30)	(16)	68
Increase/(Decrease) in amounts due to ultimate holding company	(11)	(2)	322	40
(Decrease)/Increase in amounts due to related parties	1,076	165	216	(868)
(Decrease)/Increase in amounts due to domestic carriers	117	18	30	(394)
Cash generated from operations	¥ 107,428	$ 16,464	¥ 94,952	¥ 93,882